CONSOLIDATED BALANCE SHEETS (Parenthetical) - SUNLIGHT FINANCIAL LLC - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Advances, allowance for credit losses	$ 121	$ 215
Financing receivables, allowance for credit losses	$ 125	$ 96
Preferred class A -3 unit members' capital
Preferred class members' capital, authorized	376,395	326,428
Preferred class members' capital, issued	376,395	326,428
Preferred class members' capital, outstanding	376,395	326,428
Preferred class A-2 unit members' capital
Preferred class members' capital, authorized	225,972	195,973
Preferred class members' capital, issued	225,972	195,973
Preferred class members' capital, outstanding	225,972	195,973
Preferred class A-1 unit members' capital
Preferred class members' capital, authorized	296,302	256,966
Preferred class members' capital, issued	296,302	256,966
Preferred class members' capital, outstanding	296,302	256,966
Common unit members' capital
Common unit members' capital, authorized	78,717	78,717
Common unit members' capital, issued	78,717	78,717
Common unit members' capital, outstanding	78,717	78,717